DESCRIPTION OF BUSINESS AND GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1  -DESCRIPTION OF BUSINESS AND GENERAL

Artemis Therapeutics Inc. (“the Company”) was originally incorporated under the laws of the State of Nevada, on April 22, 1997. Based on the lack of business activities since January 10, 2019, the Company was classified as a “shell” company as defined by the Securities and Exchange Commission (the “SEC”).

As of June 30, following the completion of the Share Exchange Agreement as detailed below, the Company is no longer classified as “shell” Company.

On March 6, 2022, the Company entered into a Share Exchange Agreement, as amended on June 30, 2022 (the “Share Exchange Agreement”) with Manuka Ltd., and the shareholders of Manuka Ltd., a company incorporated in Israel and engaged in developing and manufacturing skincare products based on Mānuka honey and bee venom.

In furtherance of the Share Exchange Agreement, on June 30, 2022, the Company acquired 100% of the outstanding shares of Manuka Ltd. (the “Reverse Recapitalization Transaction”). Pursuant to the Share Exchange Agreement, in exchange for all of the outstanding shares of Manuka Ltd., the Company issued to the shareholders of Manuka Ltd. a total of 33,791,641 (including shares issued to service provider of 2,242,509) common stock and 110,000 preferred D shares, convertible into 66,000,000 shares of common stock of the Company, representing 89% of the total shares issued and outstanding after giving effect to the Reverse Recapitalization Transaction. As part of the share exchange agreement, Manuka Ltd purchased net liabilities of the Company in the amount of $60 thousand. As a result of the Reverse Recapitalization Transaction, Manuka Ltd. became a wholly owned subsidiary of the Company. As the shareholders of Manuka Ltd. received the largest ownership interest in the Company, Manuka Ltd. was determined to be the “accounting acquirer” in the reverse recapitalization. As a result, the historical financial statements of the Company were replaced with the financial statement of Manuka Ltd. for all periods presented, except for the adjustments to reflect the legal capital of the Company.

As of June 30, 2022, the term Company refers to Artemis as adjusted to reflect the financial statements of Manuka.

The number of shares included within these financial statements have been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the Reverse Recapitalization Transaction.

The Company’s Common Stock is not listed on any national stock exchange but is quoted on the OTC Pink Market under the symbol “ATMS.”

The Company is in its early stages and there is great uncertainty regarding the future of its operations. Moreover, the Company is thinly capitalized and has not yet generated cash from operations. The Company raised funds from an outside investor, but it does not seem to be sufficient to fund its operation for the period of twelve months from the date of approval of the financial statements. In order to mitigate that risk, Manuka Ltd.‘s management received support from its major stockholder by way of a support letter securing the necessary funds to the Company in case of need.

NOTE 1 -DESCRIPTION OF BUSINESS AND GENERAL

A.
Artemis Therapeutics Inc. (“the Company”) was originally incorporated under the laws of the State of Nevada, on April 22, 1997. Based on the lack of Company business activities since January 10, 2019, the Company was classified as a “shell” company as defined by the Securities and Exchange Commission (the “SEC”).

As of June 30, following the completion of the Share Exchange Agreement as detailed below, the Company is no longer classified as “shell” Company.

B.

On March 6, 2022, the Company entered into a Share Exchange Agreement, as amended on June 30, 2022 (the “Share Exchange Agreement”) with Manuka Ltd., and the shareholders of Manuka Ltd., a Company incorporated in Israel and engaged in developing and manufacturing skincare products based on Mānuka honey and bee venom.

The Share Exchange Agreement was consummated on June 30, 2022 and the Company acquired 100% of the outstanding shares of Manuka  Ltd. (the  “Reverse Recapitalization Transaction”). Pursuant to the Share Exchange Agreement, in exchange for all of the outstanding shares of Manuka Ltd., the Company issued to the shareholders of Manuka Ltd. a total of 33,791,641 (including shares issued to service provider of 2,242,509) common stock and 110,000 preferred D shares, convertible into 66,000,000 shares of common stock of the Company, representing 89% of the total shares issued and outstanding after giving effect to the Reverse Recapitalization Transaction. As a result of the Reverse Recapitalization Transaction, Manuka Ltd. became a wholly owned subsidiary of the Company. As the shareholders of Manuka Ltd. received the largest ownership interest in the Company, Manuka Ltd. was determined to be the “accounting acquirer” in the reverse recapitalization. As a result, the historical financial statements of the Company were replaced with the financial statement of Manuka Ltd. for all periods presented. The financial statements reflect the financial statements of Manuka Ltd, recasted for the change in the equity structure.

As of June 30, 2022, the term Company refers to Artemis as adjusted to reflect the financial statements of Manuka Ltd.

The number of shares have been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the Reverse Recapitalization Transaction.

The Company’s Common Stock is not listed on any national stock exchange but is quoted on the OTC Pink Market under the symbol “ATMS.”

The Company is in its early stages and there is great uncertainty regarding the future of its operations. Moreover, the Company is thinly capitalized and has not yet generated cash from operations. The Company raised funds from an outside investor, but it does not seem to be sufficient to fund its operation for the period of twelve months from the date of approval of the financial statements. In order to mitigate that risk, the Company’ management received support from its major stockholder by way of a support letter securing the necessary funds to the Company in case of need.